UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Natural Resources Trust

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Canadian Independents - 8.7%	Canadian Natural Resources Ltd.	102,600	$6,658,262
	Crew Energy, Inc. (a)	285,500	2,614,764
	EnCana Corp.	130,422	7,231,939
	Husky Energy, Inc.	106,400	2,802,458
	Iteration Energy Ltd. (a)	144,063	151,778
	Nexen, Inc.	118,600	2,551,645
	Niko Resources Ltd.	21,800	1,764,872
	Pan Orient Energy Corp. (a)	224,000	1,028,862
	Paramount Resources Ltd. (a)	75,000	934,338
	Progress Energy Resources Corp.	148,353	1,897,514
	Talisman Energy, Inc.	634,700	10,828,115

			38,464,547

Chemicals - 0.7%	E.I. du Pont de Nemours & Co.	33,400	1,062,788
	Intrepid Potash, Inc. (a)	18,400	473,984
	Praxair, Inc.	19,000	1,509,360

			3,046,132

Energy Equipment & Services - 12.3%	Acergy SA - ADR	85,000	1,052,300
	Cameron International Corp. (a)	196,400	7,260,908
	Dresser-Rand Group, Inc. (a)	189,600	5,587,512
	Dril-Quip, Inc. (a)	59,100	2,871,669
	National Oilwell Varco, Inc. (a)	252,701	10,358,214
	Noble Corp.	158,100	6,440,994
	Seahawk Drilling, Inc. (a)	4,713	127,251
	Tesco Corp. (a)	106,300	922,684
	Transocean Ltd. (a)	159,209	13,359,227
	Trican Well Service Ltd.	44,800	524,161
	Weatherford International Ltd. (a)	349,452	6,125,894

			54,630,814

Gas Utilities - 1.0%	EQT Corp.	107,600	4,504,136

Gold - 1.5%	Barrick Gold Corp.	54,600	1,965,913
	Eldorado Gold Corp. (a)	426,600	4,754,675

			6,720,588

Integrated Oil & Gas - 13.9%	BP Plc - ADR	43,000	2,434,660
	Chevron Corp.	147,191	11,265,999
	ConocoPhillips	118,675	5,955,112
	Eni SpA - ADR	19,250	954,415
	Exxon Mobil Corp.	136,428	9,777,795
	Hess Corp.	91,800	5,025,132
	Marathon Oil Corp.	150,200	4,801,894
	Murphy Oil Corp.	247,400	15,126,036
	Total SA - ADR	107,300	6,445,511

			61,786,554

Marine - 0.4%	Aegean Marine Petroleum Network, Inc.	72,300	1,699,050

Metals & Mining - 8.3%	Alcoa, Inc.	22,900	284,418
	Aluminum Corp. of China Ltd. - ADR	198,800	5,407,360

BlackRock Natural Resources Trust

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	BHP Billiton Ltd.	60,500	$1,984,196
	First Quantum Minerals Ltd.	55,700	3,810,281
	Franco-Nevada Corp.	75,000	1,864,516
	Gammon Gold, Inc. (a)	139,100	1,129,975
	Goldcorp, Inc.	131,482	4,833,745
	HudBay Minerals, Inc. (a)	195,000	2,524,791
	Inmet Mining Corp.	12,700	672,998
	Newcrest Mining Ltd.	162,000	4,656,638
	Newmont Mining Corp.	9,600	417,216
	Southern Copper Corp.	144,900	4,564,350
	Vale SA - ADR (b)	183,500	4,677,415

			36,827,899

Oil & Gas Drilling - 4.3%	Diamond Offshore Drilling, Inc.	49,100	4,676,775
	Helmerich & Payne, Inc.	100,400	3,817,208
	Nabors Industries Ltd. (a)	109,000	2,270,470
	Pride International, Inc. (a)	74,600	2,205,176
	Rowan Cos., Inc.	52,700	1,225,275
	Saipem SpA	164,500	4,853,552

			19,048,456

Oil & Gas Equipment & Services - 6.8%	BJ Services Co.	59,900	1,150,080
	Baker Hughes, Inc.	94,200	3,962,994
	Exterran Holdings, Inc. (a)	521	10,644
	FMC Technologies, Inc. (a)	150,400	7,911,040
	Halliburton Co.	197,700	5,774,817
	Schlumberger Ltd.	79,900	4,969,780
	Smith International, Inc.	80,700	2,237,811
	Technip SA - ADR	64,975	4,116,166

			30,133,332

Oil & Gas Exploration & Production - 22.1%	Anadarko Petroleum Corp.	119,400	7,275,042
	Apache Corp.	133,660	12,580,079
	Cabot Oil & Gas Corp., Class A	114,200	4,393,274
	Carrizo Oil & Gas, Inc. (a)(b)	62,300	1,444,114
	Cimarex Energy Co.	21,094	826,041
	Denbury Resources, Inc. (a)	61,313	895,170
	Devon Energy Corp.	207,698	13,440,138
	EOG Resources, Inc.	222,400	18,161,184
	Forest Oil Corp. (a)	45,800	897,680
	Mariner Energy, Inc. (a)	139,265	1,774,236
	Newfield Exploration Co. (a)	72,800	2,986,256
	Noble Energy, Inc.	83,800	5,499,794
	Occidental Petroleum Corp.	133,600	10,137,568
	Pioneer Natural Resources Co.	38,600	1,586,846
	Range Resources Corp.	165,500	8,283,275
	Southwestern Energy Co. (a)	97,200	4,235,976
	XTO Energy, Inc.	79,125	3,288,435

			97,705,108

Oil & Gas Producers - 0.6%	Whiting Petroleum Corp. (a)	49,300	2,780,520

BlackRock Natural Resources Trust

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 9.0%	Arch Coal, Inc.	38,000	$823,080
	Brigham Exploration Co. (a)	240,000	2,280,000
	CNOOC Ltd. - ADR	33,100	4,929,914
	Coastal Energy Co. (a)	527,400	2,378,552
	Consol Energy, Inc.	71,900	3,078,039
	Patriot Coal Corp. (a)(b)	27,840	314,592
	Peabody Energy Corp.	139,200	5,510,928
	PetroBakken Energy Ltd.	61,238	1,766,878
	PetroHawk Energy Corp. (a)	57,000	1,340,640
	Petroleo Brasileiro SA - ADR	122,700	5,671,194
	Suncor Energy, Inc.	358,104	11,887,709

			39,981,526

Paper & Forest Products - 0.3%	Votorantim Celulose e Papel SA - ADR (a)	91,000	1,250,340

Refining, Marketing & Transportation - 0.4%	Valero Energy Corp. (b)	89,000	1,610,900

Utilities - 0.3%	Williams Cos., Inc.	67,200	1,266,720

	Total Long-Term Investments (Cost - $211,849,798) - 90.6%		401,456,622

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (c)(d)	58,997,940	58,997,940

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.33% (c)(d)(e)	$5,868	5,867,500

Total Short-Term Securities (Cost - $64,865,440) - 14.6%		64,865,440

Total Investments (Cost - $276,715,238*) - 105.2%		466,322,062
Liabilities in Excess of Other Assets - (5.2)%		(22,916,136)

Net Assets - 100.0%		$443,405,926

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$275,781,385

Gross unrealized appreciation	$194,320,962
Gross unrealized depreciation	(3,780,285)

Net unrealized appreciation	$190,540,677

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BlackRock Natural Resources Trust

Schedule of Investments October 31, 2009 (Unaudited)

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$21,039,369	$25,094
BlackRock Liquidity Series, LLC Money Market Series	$995,250	$8,015

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of October 31, 2009 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

CAD	3,360,939	USD	3,153,561	State Street Bank & Trust Co.	11/03/09	$(47,460)

•	Portfolio Abbreviations:

ADR	American Depositary Receipts
CAD	Canadian Dollar
USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BlackRock Natural Resources Trust

Schedule of Investments October 31, 2009 (Unaudited)

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$389,962,236
Short-Term Securities	58,997,940

Total Level 1	448,960,176

Level 2
Long-Term Investments
Common Stocks:
Metals & Mining	6,640,834
Oil & Gas Drilling	4,853,552
Short-Term Securities	5,867,500

Total Level 2	17,361,886

Level 3	—

Total	$466,322,062

1 See above Schedule of Investments for values in each industry excluding the securities within the industries in Level 2 within the table.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	—
Level 2	$(47,460)
Level 3	—

Total	$(47,460)

2 Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Natural Resources Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: December 18, 2009